Contractual Maturities of Long Term Debt (Detail) - Discontinued Operations - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Contractual payments due, total	$ 13,600	$ 17,200
Term Loans
Debt Instrument [Line Items]
Contractual payments due in less than one year	3,900
Contractual payments due in one to three years	7,400
Contractual payments due in three to five years	2,300
Contractual payments due, total	$ 13,600	$ 17,200